Commitments And Contingencies (Tables)	3 Months Ended
Mar. 31, 2013
Lease Commitments for Each of Next Five Years	Lease commitments by year for each of the next five years are presented in the table below ($ in thousands):

2013	$675
2014	842
2015	807
2016	815
2017	823
Thereafter	133

Total	$4,095

Minimum Net Obligations under Sales, Gathering and Transportation Agreements

Minimum net obligations under these sales, gathering and transportation agreements for the next five years are as follows ($ in thousands):

Total
2013	$6,721
2014	12,495
2015	19,584
2016	26,712
2017	32,552
Thereafter	341,576

Total	$439,640

Fee for Unconventional Gas Wells

The fee for each unconventional gas well is determined using the following matrix, with vertical unconventional gas wells being charged 20% of the applicable rates:

	<$2.25[a]	$2.26—$2.99[a]	$3.00—$4.99[a]	$5.00—$5.99[a]	>$5.99[a]

Year One	$40,000	$45,000	$50,000	$55,000	$60,000

Year Two	$30,000	$35,000	$40,000	$45,000	$55,000

Year Three	$25,000	$30,000	$30,000	$40,000	$50,000

Year 4—10	$10,000	$15,000	$20,000	$20,000	$20,000

Year 11—15	$5,000	$5,000	$10,000	$10,000	$10,000

[a]

Pricing utilized for determining annual fee is based on the arithmetic mean of the NYMEX settled price for the near-month contract as reported by the Wall Street Journal for the last trading day of each month of a calendar year for the 12-month period ending December 31.